Intangible Assets, Net	12 Months Ended
Sep. 30, 2016
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 10. INTANGIBLE ASSETS, NET

The intangible assets consisted of the following:

	As of September 30, 2016	As of September 30, 2015
	US$(’000)	US$(’000)
Land-use rights	$636	$666
Less: accumulated amortization	(109)	(95)
Intangible assets, net	$527	$571

Amortization expenses for the years ended September 30, 2016, 2015 and 2014 were US $18,421, US $19,932 and US$20,004 respectively. Estimated amortization expense relating to the existing intangible assets for the aggregated and each of the next five years and thereafter are as follows:

For the years ended	US$(’000)
September 30, 2017	$20
September 30, 2018	20
September 30, 2019	20
September 30, 2020	20
September 30, 2021	20
Thereafter	471
Total	$571